SCHEDULE I - CONDENSED FINANCIAL STATEMENTS, Disclosure (FY) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary Transactions [Abstract]
Dividends received from subsidiaries	$ 0	$ 0	$ 0
Debt [Abstract]
Debt maturity period	5 years
Long-term debt obligations	$ 0	$ 0